SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details)	Oct. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 63,697
2025	51,416
2026	51,416
2027	51,416
2028	51,416
Total	$ 269,361